Financial Instruments (Details) - Schedule of Changes in Main Financial Liabilities in Respect of Which Cash Flows are Classified as Cash Flows from Financing Activities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Bank loans [Member]
Financial Instruments (Details) - Schedule of Changes in Main Financial Liabilities in Respect of Which Cash Flows are Classified as Cash Flows from Financing Activities [Line Items]
Balance	$ 5	$ 21
Changes during 2021:
Cash flows received
Cash flows paid	(5)	(16)
Amounts carried to profit or loss
Changes in leases
Translation differences
Balance		5
Related Party loan [Member]
Financial Instruments (Details) - Schedule of Changes in Main Financial Liabilities in Respect of Which Cash Flows are Classified as Cash Flows from Financing Activities [Line Items]
Balance		964
Changes during 2021:
Cash flows received
Cash flows paid		(949)
Amounts carried to profit or loss
Changes in leases
Translation differences		(15)
Balance
Liability for share options [Member]
Financial Instruments (Details) - Schedule of Changes in Main Financial Liabilities in Respect of Which Cash Flows are Classified as Cash Flows from Financing Activities [Line Items]
Balance	213	1,263
Changes during 2021:
Cash flows received
Cash flows paid
Amounts carried to profit or loss	(197)	(1,053)
Changes in leases
Translation differences	(16)	3
Balance		213
EIB loan [Member]
Financial Instruments (Details) - Schedule of Changes in Main Financial Liabilities in Respect of Which Cash Flows are Classified as Cash Flows from Financing Activities [Line Items]
Balance
Changes during 2021:
Cash flows received	3,726
Cash flows paid
Amounts carried to profit or loss	330
Changes in leases
Translation differences	(91)
Balance	3,965
Liability for royalties [Member]
Financial Instruments (Details) - Schedule of Changes in Main Financial Liabilities in Respect of Which Cash Flows are Classified as Cash Flows from Financing Activities [Line Items]
Balance	2,278	2,204
Changes during 2021:
Cash flows received	314	24
Cash flows paid	(85)	(12)
Amounts carried to profit or loss	175	(13)
Changes in leases
Translation differences	(279)	75
Balance	2,403	2,278
lease liabilities [Member]
Financial Instruments (Details) - Schedule of Changes in Main Financial Liabilities in Respect of Which Cash Flows are Classified as Cash Flows from Financing Activities [Line Items]
Balance	3,402	2,873
Changes during 2021:
Cash flows received
Cash flows paid	(647)	(546)
Amounts carried to profit or loss	(136)	179
Changes in leases	(862)	789
Translation differences	(192)	107
Balance	$ 1,565	$ 3,402